Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

The information below is provided in accordance with the SEC pay versus performance disclosure requirements set forth in Item 402(v) of Regulation S-K under the Exchange Act (“Pay Versus Performance Rules”). These Pay Versus Performance Rules require companies to disclose certain information about the relationship between the compensation of our principal executive officer (“PEO”) and non-PEO Named Executive Officers (“Non-PEO NEOs”) (as a group) and certain financial performance measures. The Company does not use any financial performance measures to link compensation actually paid (“CAP”) to Company performance. Consequently, no “Company Selected Measure” is included in the table below.

	Arthur Kuan
Fiscal Year	Summary Compensation Table Total for PEO	Compensation Actually Paid to PEO	Average Summary Compensation Table Total for Non-PEO NEOs	Average Compensation Actually Paid to Non-PEO NEOs	Total Shareholder Return	Peer Group Total Shareholder Return	Net Income ($M)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)
2025	$11,928,401	$28,624,473	$2,329,451	$3,729,253	$111.70	$131.07	($161.00)
2024	$11,172,212	$23,438,065	$7,543,355	$14,943,187	$77.16	$98.23	($88.04)

[1] The dollar amounts reported in column (b) are the amounts of total compensation reported for our PEO (Arthur Kuan) for each corresponding year in the “Total” column of the Summary Compensation Table.

[2] The dollar amounts reported in column (c) and (e) represent the amount of CAP, as computed in accordance with SEC rules. “Compensation actually paid” does not necessarily represent cash and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under applicable SEC rules. We do not have a defined benefit plan so no adjustment for pension benefits is included in the table below. The following table details these adjustments:

Compensation Actually Paid to PEO (Arthur Kuan)	FY 2024	FY 2025
Summary Compensation Table Total	$11,172,212	$11,928,401
- Grant date fair value of option awards and stock awards granted in fiscal year	($10,135,228)	($10,802,398)
+ Year-end fair value of outstanding and unvested equity awards granted in the fiscal year	$6,994,711	$18,001,454
+ Year over year change in fair value of outstanding and unvested equity awards granted in prior fiscal years	$10,302,049	$6,806,161
+ Fair value as of the vesting date of vested awards granted in current fiscal year	$411,133	$2,158,573
+ Year over year change in fair value of equity awards granted in prior fiscal years that vested in the fiscal year	$4,693,189	$532,282
- Prior fiscal year end value of any equity awards granted in prior fiscal years that failed to meet vesting conditions during the covered fiscal year	$0	$0

Compensation Actually Paid	$23,438,065	$28,624,473

Compensation Actually Paid to Non-PEO NEOs	FY 2024	FY 2025
Summary Compensation Table Total	$7,543,355	$2,329,451
- Grant date fair value of option awards and stock awards granted in fiscal year	($6,814,699)	($1,819,484)
+ Year-end fair value of outstanding and unvested equity awards granted in the fiscal year	$7,586,363	$2,705,248
+ Year over year change in fair value of outstanding and unvested equity awards granted in prior fiscal years	$2,923,728	$1,351,086
+ Fair value as of the vesting date of vested awards granted in current fiscal year	$139,049	$454,883
+ Year over year change in fair value of equity awards granted in prior fiscal years that vested in the fiscal year	$3,565,390	$69,497
- Prior fiscal year end value of any equity awards granted in prior fiscal years that failed to meet vesting conditions during the covered fiscal year	$0	($1,361,429)
Compensation Actually Paid	$14,943,187	$3,729,253

[3] The dollar amounts reported in column (d) represent the average of the amounts reported for our Non-PEO NEOs as a group in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of our Non-PEO NEOs included for purposes of calculating the average amounts in each applicable year are as follows:

Fiscal Year	Non-PEO NEOs
2025	Ambaw Bellete, Corleen Roche, Vijay Kasturi, Robert Lapetina, Joshua F. Patterson, and Jim DeTore
2024	Ambaw Bellete and Corleen Roche

4 TSR determined in Column (f) is based on the value of an initial fixed investment of $100 in CGON as of January 25, 2024 (CGON’s IPO date). TSR determined in Column (g) is based on the value of an initial fixed investment of $100 in the Nasdaq Biotechnology Index as of January 25, 2024.

[5] The dollar amounts in Column (h) are CGON’s GAAP Net Income for each fiscal year (in millions).

Named Executive Officers, Footnote	The names of each of our Non-PEO NEOs included for purposes of calculating the average amounts in each applicable year are as follows:

Fiscal Year	Non-PEO NEOs
2025	Ambaw Bellete, Corleen Roche, Vijay Kasturi, Robert Lapetina, Joshua F. Patterson, and Jim DeTore
2024	Ambaw Bellete and Corleen Roche

PEO Total Compensation Amount	$ 11,928,401	$ 11,172,212
PEO Actually Paid Compensation Amount	$ 28,624,473	23,438,065
Adjustment To PEO Compensation, Footnote	We do not have a defined benefit plan so no adjustment for pension benefits is included in the table below. The following table details these adjustments:

Compensation Actually Paid to PEO (Arthur Kuan)	FY 2024	FY 2025
Summary Compensation Table Total	$11,172,212	$11,928,401
- Grant date fair value of option awards and stock awards granted in fiscal year	($10,135,228)	($10,802,398)
+ Year-end fair value of outstanding and unvested equity awards granted in the fiscal year	$6,994,711	$18,001,454
+ Year over year change in fair value of outstanding and unvested equity awards granted in prior fiscal years	$10,302,049	$6,806,161
+ Fair value as of the vesting date of vested awards granted in current fiscal year	$411,133	$2,158,573
+ Year over year change in fair value of equity awards granted in prior fiscal years that vested in the fiscal year	$4,693,189	$532,282
- Prior fiscal year end value of any equity awards granted in prior fiscal years that failed to meet vesting conditions during the covered fiscal year	$0	$0

Compensation Actually Paid	$23,438,065	$28,624,473

Non-PEO NEO Average Total Compensation Amount	$ 2,329,451	7,543,355
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,729,253	14,943,187
Adjustment to Non-PEO NEO Compensation Footnote

Compensation Actually Paid to Non-PEO NEOs	FY 2024	FY 2025
Summary Compensation Table Total	$7,543,355	$2,329,451
- Grant date fair value of option awards and stock awards granted in fiscal year	($6,814,699)	($1,819,484)
+ Year-end fair value of outstanding and unvested equity awards granted in the fiscal year	$7,586,363	$2,705,248
+ Year over year change in fair value of outstanding and unvested equity awards granted in prior fiscal years	$2,923,728	$1,351,086
+ Fair value as of the vesting date of vested awards granted in current fiscal year	$139,049	$454,883
+ Year over year change in fair value of equity awards granted in prior fiscal years that vested in the fiscal year	$3,565,390	$69,497
- Prior fiscal year end value of any equity awards granted in prior fiscal years that failed to meet vesting conditions during the covered fiscal year	$0	($1,361,429)
Compensation Actually Paid	$14,943,187	$3,729,253

Compensation Actually Paid vs. Total Shareholder Return

The graph below (i) sets forth the relationship between the amount of Compensation Actually Paid to our PEO, the average amount of Compensation Actually Paid to our Non-PEO NEOs, and the Company’s cumulative TSR over the two most recently completed fiscal years; and (ii) compares our cumulative TSR over the two most recently completed fiscal years to that of the Nasdaq Biotechnology Index over the same period.

Compensation Actually Paid vs. Net Income

The graph below sets forth the amount of Compensation Actually Paid to our PEO, the average amount of Compensation Actually Paid to our Non-PEO NEOs, and our net income during the two most recently completed fiscal years.

Total Shareholder Return Vs Peer Group

The graph below (i) sets forth the relationship between the amount of Compensation Actually Paid to our PEO, the average amount of Compensation Actually Paid to our Non-PEO NEOs, and the Company’s cumulative TSR over the two most recently completed fiscal years; and (ii) compares our cumulative TSR over the two most recently completed fiscal years to that of the Nasdaq Biotechnology Index over the same period.

Tabular List, Table

Tabular List of Performance Measures

The Company's executive compensation program is designed to incentivize our NEOs to advance the Company's clinical and operational priorities and increase the long-term value of our enterprise for our stockholders. As a clinical-stage biopharmaceutical company, the Company does not currently use any financial performance measures to link compensation actually paid to our NEOs to the Company's performance. However, the most important performance measures used by the Company to link compensation actually paid to our NEOs, for the most recently completed fiscal year, to the Company's performance are as follows:

Most Important Performance Measures
Regulatory Advancement
Commercial Readiness
Pipeline Development

Total Shareholder Return Amount	$ 111.7	77.16
Peer Group Total Shareholder Return Amount	131.07	98.23
Net Income (Loss)	$ (161,000,000)	$ (88,040,000.00)
PEO Name	Arthur Kuan	Arthur Kuan
Measure:: 1
Pay vs Performance Disclosure
Name	Regulatory Advancement
Measure:: 2
Pay vs Performance Disclosure
Name	Commercial Readiness
Measure:: 3
Pay vs Performance Disclosure
Name	Pipeline Development
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (10,802,398)	$ (10,135,228)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	18,001,454	6,994,711
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,806,161	10,302,049
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,158,573	411,133
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	532,282	4,693,189
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,819,484)	(6,814,699)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,705,248	7,586,363
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,351,086	2,923,728
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	454,883	139,049
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	69,497	3,565,390
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,361,429)	$ 0